UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stan Gonzalez
Title:  Chief Financial Officer
Phone:  212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez              New York, New York           May 17, 2010
----------------------         ---------------------        -----------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total:    $166,942
                                           (thousands)


List of Other Included Managers: NONE

                                                   FORM 13F INFORMATION TABLE
                                                    STG Capital Management, LP

COLUMN 1                      COLUMN  2          COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8

                                                             VALUE    SHRS OR SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP     (X$1000)  PRN AMT PRN CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
--------------               ---------------     ------    --------- -------- ---------  -----------   ---------  ----- ------- ----
APPLE INC                     COM               037833100    1,880     8,000  SH            Sole          None       8,000
APPLIED MATLS INC             COM               038222105    4,687   348,008  SH            Sole          None     348,008
ATMEL CORP                    COM               049513104    1,558   309,075  SH            Sole          None     309,075
BROADCOM CORP                 CL A              111320107    4,316   130,000  SH            Sole          None     130,000
CEVA INC                      COM               157210105    4,810   412,492  SH            Sole          None     412,492
CHECK POINT SOFTWARE TECH LT  ORD               M22465104    1,757    50,100  SH            Sole          None      50,100
CHINA DIGITAL TV HLDG CO LTD  SPONSORED ADR     16938G107    2,672   364,100  SH            Sole          None     364,100
COMPUWARE CORP                COM               205638109    4,473   532,510  SH            Sole          None     532,510
CTRIP COM INTL LTD            AMERICAN DEP SHS  22943F100    1,725    44,000  SH            Sole          None      44,000
EBAY INC                      COM               278642103    5,636   209,000  SH            Sole          None     209,000
FAIRCHILD SEMICONDUCTOR INTL  COM               303726103    5,591   525,000  SH            Sole          None     525,000
FINISAR CORP                  COM NEW           31787A507    3,329   212,690  SH            Sole          None     212,690
GOOGLE INC                    CL A              38259P508    5,233     9,227  SH            Sole          None       9,227
INTEL CORP                    COM               458140100    9,632   432,100  SH            Sole          None     432,100
LATTICE SEMICONDUCTOR CORP    COM               518415104    6,093 1,660,108  SH            Sole          None    1,660,108
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105    3,288   161,000  SH            Sole          None     161,000
MEDIDATA SOLUTIONS INC        COM               58471A105    1,216    80,000  SH            Sole          None      80,000
MICROSTRATEGY INC             CL A NEW          594972408    2,663    31,302  SH            Sole          None      31,302
MINDSPEED TECHNOLOGIES INC    COM NEW           602682205    4,753   593,413  SH            Sole          None     593,413
NETEZZA CORP                  COM               64111N101    4,024   314,627  SH            Sole          None     314,627
NETLIST INC                   COM               64118P109    1,451   403,000  SH            Sole          None     403,000
NETLOGIC MICROSYSTEMS INC     COM               64118B100    7,767   263,922  SH            Sole          None     263,922
NETSCOUT SYS INC              COM               64115T104    3,321   224,539  SH            Sole          None     224,539
NEWS CORP                     CL A              65248E104    1,873   130,000  SH            Sole          None     130,000
O2MICRO INTERNATIONAL LTD     SPONS ADR         67107W100    2,543   371,292  SH            Sole          None     371,292
ON SEMICONDUCTOR CORP         COM               682189105    4,783   597,900  SH            Sole          None     597,900
ORIGIN AGRITECH LIMITED       SHS               G67828106    3,825   382,900  SH            Sole          None     382,900
PARAMETRIC TECHNOLOGY CORP    COM NEW           699173209    7,491   415,000  SH            Sole          None     415,000
RADWARE LTD                   ORD               M81873107   10,386   470,359  SH            Sole          None     470,359
RAMBUS INC DEL                COM               750917106    2,622   120,000  SH            Sole          None     120,000
RUBICON TECHNOLOGY INC        COM               78112T107    1,010    50,000  SH            Sole          None      50,000
SANMINA SCI CORP              COM NEW           800907206    2,521   152,771  SH            Sole          None     152,771
SAPIENT CORP                  COM               803062108    2,833   310,000  SH            Sole          None     310,000
SONUS NETWORKS INC            COM               835916107    1,986   755,000  SH            Sole          None     755,000
SYMANTEC CORP                 COM               871503108    7,382   436,100  SH            Sole          None     436,100
TERADATA CORP DEL             COM               88076W103    1,612    55,800  SH            Sole          None      55,800
TEXAS INSTRS INC              COM               882508104    4,688   191,600  SH            Sole          None     191,600
TIBCO SOFTWARE INC            COM               88632Q103    1,594   147,553  SH            Sole          None     147,553
TRIQUINT SEMICONDUCTOR INC    COM               89674K103    2,316   330,822  SH            Sole          None     330,822
VIACOM INC NEW                CL B              92553P201    3,108    90,400  SH            Sole          None      90,400
VICOR CORP                    COM               925815102    2,572   186,228  SH            Sole          None     186,228
VIRAGE LOGIC CORP             COM               92763R104    4,752   604,563  SH            Sole          None     604,563
VOLTERRA SEMICONDUCTOR CORP   COM               928708106    1,004    40,000  SH            Sole          None      40,000
YAHOO INC                     COM               984332106    4,166   252,000  SH            Sole          None     252,000


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